FINANCIAL RISK MANAGEMENT - Effect of Foreign Currency Derivatives Impacts and Commercial Transactions Exposures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	€ (8)	€ (1)	€ (11)
Unrealized (losses) / gains on foreign currency derivatives - net	6	13	(8)
Losses reclassified from OCI as a result of hedge accounting discontinuation	0	0	6
Derivatives that do not qualify for hedge accounting | At fair value through profit and loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	0	1	(4)
Unrealized (losses) / gains on foreign currency derivatives - net	6	15	(9)
Derivatives that qualify for hedge accounting | At fair value through profit and loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	(8)	(2)	(7)
Unrealized (losses) / gains on foreign currency derivatives - net	0	(2)	1
Losses reclassified from OCI as result of hedge accounting discontinuation	0	0	(6)
Losses reclassified from OCI as a result of hedge accounting discontinuation			6
Derivatives that qualify for hedge accounting | At fair value through OCI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized (losses) / gains on foreign currency derivatives - net	(16)	(21)	20
Gains reclassified from cash flow hedge reserve to the Consolidated Income Statement	€ 8	€ 4	€ 6